Discountinued Operation (Tables)	12 Months Ended
Dec. 31, 2017
GMD SA [member]
Summary on the Financial Performance and Cash Flow Information

The financial performance and cash flow information presented are for the five months ended May 31, 2017 and the years ended 2015 and 2016.

	GMD S.A.
	(net of intercompany transactions)
			From January 1 to May 31,
	2015	2016	2017
Revenue	21,318	18,651	7,204
Operating costs	(23,829)	(24,129)	(10,567)
Finance costs, net	(8,249)	(9,758)	(2,617)

Operating loss from discontinued activities before taxation	(10,760)	(15,236)	(5,980)
Income tax expense	(3,129)	(7,466)	(1,171)

Loss from discontinued ordinary activities after taxation	(13,888)	(22,702)	(7,151)
Loss from discontinued activities attributable to owners of the Company	(12,393)	(20,257)	(6,381)

Losses per share relating to the discontinued operation are as follows:
Basic	(1.08)	(1.77)	(0.56)

Cash flows relating to the discontinued operation are as follows:
Operating cash flows	(14,193)	78,286	10,220
Investing cash flows	(17,499)	(30,712)	(11,189)
Financing cash flows	(53,501)	(48,516)	1,618

Tecgas N.V. [member]
Summary on the Financial Performance and Cash Flow Information

The financial performance presented is for the period year ended 2016.

TECGAS N.V.
2016
Revenue	457,554
Finance costs	215

Operating loss from discontinued activities before taxation	(3,209)
Income tax expense	(4,078)

Loss from discontinued ordinary activities after taxation	(7,287)

Stracon GyM member]
Summary on the Financial Performance and Cash Flow Information

The information on the financial result and the cash flow presented below correspond to Stracon GyM S.A. from the years to the periods ended December 31, 2016 and 2017, which were included in the consolidated financial statements.-

	STRACON GyM S.A.
	2015	2016	2017
Revenue	1,476,764	1,222,707	1,027,804
Operating costs	(1,305,806)	(1,099,789)	(943,805)
Finance costs, net	(21,478)	(3,104)	(5,231)

Operating profit from discontinued activities before taxation	149,480	119,814	78,768
Income tax expense	(40,492)	(32,558)	(17,969)

Profit from discontinued ordinary activities after taxation	108,988	87,256	60,799
Profit from discontinued activities attributable to owners of the Company	95,463	76,428	53,254

Earnings per share relating to the discontinued operation are as follows Basic	1.395	1.117	0.778

Cash flows relating to the discontinued operation are as follows:
Operating cash flows	166,438	49,105	118,418
Investing cash flows	(19,914)	(31,132)	(6,750)
Financing cash flows	(120,655)	(71,382)	(97,802)